Related party transactions (Details Narrative)																		1 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 17, 2025	Dec. 19, 2024	Dec. 12, 2024	Oct. 01, 2024 shares	Apr. 01, 2024 shares	Jul. 06, 2023 shares	Jul. 05, 2023 shares	Jul. 04, 2023 shares	Jul. 01, 2023 shares	Jun. 23, 2023 USD ($)	Apr. 21, 2023 shares	Jan. 07, 2022	Apr. 30, 2025 shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($)	Jun. 25, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 21, 2025 USD ($)	Oct. 31, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Due to related parties																				$ 14,000,000									$ 14,000,000			$ 14,000,000
Number of shares, vested | shares																												672,450		672,450		2,667,436		5,809,217
Shares issued																														$ 19,500,271
Royalty percentage	1.65%				0.35%	0.35%	0.35%	0.35%							1.35%		1.35%
Pricipal amount	$ 6,200,000														$ 21,000,000
Debt					$ 11,000,000														$ 11,000,000
Debt description															The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000				As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.									The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver		The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production		The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Deposits																																					$ 1,000,000
Interest paid																																		$ 322,708
Teck Resources Limited [Member]
Related Party Transaction [Line Items]
Number of offering units | shares	195,294,655
Number of offering per unit | $ / shares	$ 0.105
Gross proceeds	$ 20,505,938.77
Metals Purchase Agreement [Member]
Related Party Transaction [Line Items]
Pricipal amount	4,000,000
Deposits	$ 46,000,000
Maturity date	Jun. 05, 2030
Interest rate percentage	1.65%
Sprott Debt Settlement Agreement [Member]
Related Party Transaction [Line Items]
Pricipal amount	$ 6,000,000
Debt advance payment	$ 80,000
Shares issued | shares	63,690,476
Interest paid	$ 487,500
Accrued interest paid	$ 200,000
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt advanced amount		$ 312,000	$ 2,325,000	$ 763,000
Pricipal amount																												$ 3,088,000
Interest rate percentage				12.00%
Unsecured Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Pricipal amount				$ 3,400,000
Teck Promissory Note [Member]
Related Party Transaction [Line Items]
Debt advanced amount			$ 2,325,000	$ 763,000
Pricipal amount																																							$ 4,400,000
Interest rate percentage				12.00%
[custom:DebtInstrumentFaceAmountAdvance-0]																																							$ 1,000,000
Teck Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Pricipal amount				$ 3,400,000
Sprott [Member]
Related Party Transaction [Line Items]
Royalty percentage																				0.70%
Sprott [Member] | Convertible Debt One [Member]
Related Party Transaction [Line Items]
Maturity date, description																						the maturity date of CD1 from March 31, 2026, to March 31, 2028
Sprott [Member] | Convertible Debt Two [Member]
Related Party Transaction [Line Items]
Maturity date, description																						March 31, 2026, to March 31, 2029
Sprott [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Amount drew																				$ 10,000,000									$ 10,000,000			$ 10,000,000
Royalty percentage																				1.00%
Stream [Member] | Convertible Debt One [Member]
Related Party Transaction [Line Items]
Maturity date, description																									the maturity date of CD1 from March 31, 2025, to March 31, 2026
Stream [Member] | Convertible Debt Two [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Related Party Transaction [Line Items]
Debt advance payment																									$ 2,000,000
Stream [Member] | Convertible Debt Two [Member] | Maturity Date [Member]
Related Party Transaction [Line Items]
Debt advance payment																									9,000,000
Stream [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt advanced amount																									46,000,000
Pricipal amount																									$ 21,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued for private placement, shares | shares	252,215,751																		7,392,859							9,803,574	6,377,271			252,215,751
Shares issued | shares																		187,500					6,398,439	7,392,859				1,674,835	621,500	37,758,202	1,053,335
Shares issued price per share | $ / shares																																						$ 0.15
Shares issued																														$ 252
Shares issued | shares																			7,119,049									7,392,859		12,223,216		23,619,707		25,300,209
Number of offering units | shares	10,000,000
Number of offering per unit | $ / shares	$ 0.15
Common Stock [Member] | Metals Purchase Agreement [Member]
Related Party Transaction [Line Items]
Shares issued for private placement, shares | shares	200,000,000
Warrant [Member]
Related Party Transaction [Line Items]
Shares issued price per share | $ / shares																																						0.25
Number of offering per unit | $ / shares																																						$ 0.25
Warrant [Member] | Teck Resources Limited [Member]
Related Party Transaction [Line Items]
Number of offering per unit | $ / shares	$ 0.25
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																$ 454,296		$ 318,924
David Wiens [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																		246,673
Director [Member] | Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Shares issued for private placement, shares | shares																					750,000
Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Stock based compensation																																$ 482,994		$ 4,416
Number of shares, vested | shares																																4,023,342	[1]	3,071,826	[2],[3]
Shares issued price per share | $ / shares																				$ 0.11								$ 0.10	$ 0.11	$ 0.09		$ 0.11		$ 0.08							$ 0.12
Deferred Share Unit [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares, vested | shares									337,475	1,907,840	245,454		1,611,826	210,000		1,250,000					1,051,787
Shares issued price per share | $ / shares																																								$ 0.16
Shares issued																					$ 46,304
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities																				$ 24,658								$ 46,100	$ 24,658	$ 98,545		$ 24,658		$ 67,800							$ 88,796	$ 89,324
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																412,152		286,253
Due to related parties																																		$ 67,800
Restricted stock units | shares																																		894,199
Stock based compensation																																		$ 157,765
Richard Williams [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																2,556,566		1,588,800
Stock based compensation																																$ 102,198		$ 103,688
Sam Ash [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																		945,841
Stock based compensation																																		$ 166,876
Accrued salaries
Sam Ash [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																2,876,137		1,787,400
Sam Ash [Member] | One Third Increments One [Member]
Related Party Transaction [Line Items]
Stock based compensation																																$ 114,973		$ 116,649
Gerbrand Van Heerden [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																$ 362,000		$ 132,000
Restricted stock units | shares																																672,450
Stock based compensation																																$ 46,448
Gerbrand Van Heerden [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																504,034
Stock based compensation																																$ 20,149
David Wiens [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																		902,365
Stock based compensation																																		$ 159,206
David Wiens [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																																		1,456,400
Stock based compensation
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																41,299		34,832
Shares issued for private placement, shares | shares										476,960			431,739
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																21,178				$ 34,832
Shares issued | shares										620,048			431,739
Mark Cruise [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																34,185		31,240
Due to related parties																				2,933									2,933			2,933
Shares issued for private placement, shares | shares										476,960
Shares issued | shares													374,174
Paul Smith [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																43,009		19,322
Shares issued for private placement, shares | shares										476,960		245,454
Dickson Hal [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																43,448
Due to related parties																				$ 21,725									$ 21,725			21,725
Shares issued for private placement, shares | shares													374,174
Shares issued | shares										476,960
Kelli Kast [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																																$ 9,875
Shares issued for private placement, shares | shares									337,475

[1]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[2]	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.
[3]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.